Other Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Other Non-current Assets
Schedule of other non-current assets

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
Rental and industry customer deposits (1)	95,150	95,734	13,363
Long-term receivables (2)	134,634	101,634	14,188
Long-term investments	1,415	1,415	198
Less: allowance for credit losses	(5,556)	(5,556)	(776)
Total other non-current assets	225,643	193,227	26,973
(1)	The Company’s rental deposits are mainly paid to landlords for its various office spaces and are refundable upon termination of the leases. Industry customer deposits consist of refundable deposits paid to industry customers and are refundable upon termination of contracts with each customer. The Company evaluated the recoverability of the deposits periodically and recorded a provision for credit losses of nil for the six months ended June 30, 2024 and 2025, respectively.
(2)	In September 2024, the Company entered into a repayment agreement with a third party pursuant to the receivables which mainly comprise the consideration receivables of disposal of other non-current assets. Under the terms of the agreement, the Company will receive monthly repayment in accordance with the repayment schedule over 26 months from January 2026 to February 2028. The long-term receivables were measured at amortized cost of RMB134,634 and RMB101,634 (US$14,188) as of December 31, 2024 and June 30, 2025, utilizing a discount rate of 4% per annum, the Company recorded provision for credit losses over the long-term receivables of nil for the six months ended June 30, 2025.